As filed with the United States Securities and Exchange Commission on October 30, 2019

1933 Act Registration No. 002-57526

1940 Act Registration No. 811-02699

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 153	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 149	☒

(Check appropriate box or boxes.)

AIM GROWTH SERIES (INVESCO GROWTH SERIES)

(Exact name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Name and Address of Agent for Service)

Copy to:

Joseph C. Benedetti, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 30th day of October, 2019.

Registrant:	AIM GROWTH SERIES
(INVESCO GROWTH SERIES)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	October 30, 2019
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	October 30, 2019
(David C. Arch)

/s/ Beth Ann Brown***	Trustee	October 30, 2019
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	October 30, 2019
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	October 30, 2019
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	October 30, 2019
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	October 30, 2019
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	October 30, 2019
(Eli Jones)

/s/ Elizabeth Krentzman***	Trustee	October 30, 2019
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.**	Trustee	October 30, 2019
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	October 30, 2019
(Prema Mathai-Davis)

/s/ Joel W. Motley***	Trustee	October 30, 2019
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	October 30, 2019
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	October 30, 2019
(Ann Barnett Stern)

/s/ Raymond Stickel, Jr.*	Trustee	October 30, 2019
(Raymond Stickel, Jr.)

/s/ Philip A. Taylor*	Trustee	October 30, 2019
(Philip A. Taylor)

/s/ Robert C. Troccoli*	Trustee	October 30, 2019
(Robert C. Troccoli)

/s/ Daniel S. Vandivort***	Trustee	October 30, 2019
(Daniel S. Vandivort)

/s/ James D. Vaughn***	Trustee	October 30, 2019
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	October 30, 2019
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	October 30, 2019
(Kelli Gallegos)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 139 on April 26, 2018.
**	Sheri Morris, pursuant to powers of attorney dated March 1, 2019, in the Registrant’s Post-Effective Amendment No. 145 on April 29, 2019.
***	Sheri Morris, pursuant to powers of attorney dated June 10, 2019, in the Registrant’s Post-Effective Amendment No. 149 on August 27, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase